Supplement — September 24, 2012 to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated
Columbia Limited Duration Credit Fund	Sept. 29, 2011

Effective December 1, 2012, the following changes are hereby made to the Fund’s prospectuses, as supplemented:

The information under the caption “Principal Investment Strategies of the Fund” in the “Summary of the Fund” section and the first paragraph under the caption “Principal Investment Strategies of the Fund” in the “More Information About the Fund” section of the prospectus, is hereby deleted and replaced with the following information:

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in corporate bonds. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund may invest up to 15% of its net assets in securities rated below investment grade (i.e., junk bonds). Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The information under the caption “Principal Risks of Investing in the Fund” in the “Summary of the Fund” section and in the “More Information About the Fund” section, is hereby revised to include the following information:

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Effective October 1, 2012, the following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R4, W & Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R4	Class W	Class Z
Management fees	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.25%	0.00%

Other expenses	0.28%	0.28%	0.28%	0.11%	0.41%	0.28%	0.28%

Total annual fund operating expenses	0.89%	1.64%	1.64%	0.47%	0.77%	0.89%	0.64%

Less: Fee waiver/expense reimbursement(b)	(0.04%)	(0.04%)	(0.04%)	0.00%	0.00%	(0.04%)	(0.04%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.85%	1.60%	1.60%	0.47%	0.77%	0.85%	0.60%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.49% for Class I, 0.79% for Class R4, 0.85% for Class W and 0.60% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$384	$572	$775	$1,364

Class B (if shares are redeemed)	$663	$814	$1,089	$1,744

Class B (if shares are not redeemed)	$163	$514	$889	$1,744

Class C (if shares are redeemed)	$263	$514	$889	$1,945

Class C (if shares are not redeemed)	$163	$514	$889	$1,945

Class I (whether or not shares are redeemed)	$48	$151	$264	$594

Class R4 (whether or not shares are redeemed)	$79	$246	$429	$958

Class W (whether or not shares are redeemed)	$87	$280	$490	$1,097

Class Z (whether or not shares are redeemed)	$61	$201	$353	$798